Risk Mangement and Use of Derivatives Financial Instruments (Portfolio Concentration Risk) (Details)	Mar. 31, 2012	Dec. 31, 2011
Concentration Risk [Line Items]
Concentration Risk Percentage	10.00%
Business And Commercial Services [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	19.00%	19.00%
Transportation [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	11.00%	11.00%
Other Industry [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	70.00%	70.00%
Office Building [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	44.00%	44.00%
Industrial Property [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	31.00%	30.00%
Warehouse [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	14.00%	16.00%
Other Property [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	11.00%	10.00%
Texas [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	19.00%	19.00%
California [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	17.00%	17.00%
Tennessee [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	11.00%	13.00%
Georgia [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	10.00%	10.00%
Other US [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	32.00%	31.00%
Total US [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	89.00%	90.00%
Europe [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	11.00%	10.00%
Total [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	100.00%	100.00%